BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 216,506	$ 129,564
Prepaid expenses and deposits	8,214	8,029
Note receivable [note 3]	0	35,927
Total current assets	224,720	173,520
Non-current assets
Note receivable [note 3]	178,373	235,525
Total assets	403,093	409,045
Current liabilities
Accounts payable and accrued liabilities	10,935	11,284
Due to related parties, non-interest bearing [note 5]	38,628	38,628
Total current liabilities	49,563	49,912
Stockholders' equity[note 4]
Common stock Authorized 100,000,000 common shares with a par value of $0.001 per share Issued and outstanding 10,950,000 common shares	10,950	10,950
Additional paid-in capital	4,183,129	4,183,129
Deficit	(3,840,549)	(3,834,946)
Total Stockholders' equity	353,530	359,133
Total liabilities and stockholders' equity	$ 403,093	$ 409,045